Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 31, 2023	Aug. 31, 2025
Column Small Cap Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Small Cap Select Fund
Accumulated Value	$ 12,298	$ 11,920	$ 10,610
Column Small Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Small Cap Fund
Accumulated Value	12,101	11,630	10,620
Column Mid Cap Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Mid Cap Select Fund
Accumulated Value	11,992	11,410	10,430
Column Mid Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Mid Cap Fund
Accumulated Value	12,458	11,570	10,400
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,327
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	12,865	11,894	10,774
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,327
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	12,865	11,894	10,774
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,327
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Total Return Index
Accumulated Value	13,243	11,763	10,490
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,327
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Total Return Index
Accumulated Value	$ 13,243	$ 11,763	$ 10,490